Cover Document	Sep. 08, 2025
Cover Page [Abstract]
Entity Central Index Key	0000028412
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Sep. 08, 2025
Entity Registrant Name	COMERICA INCORPORATED
Entity Address, Address Line One	1717 Main Street, MC 6404
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(833)
Local Phone Number	571-0486
Entity File Number	1-10706
Entity Tax Identification Number	38-1998421
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock
Cover Page [Abstract]
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	CMA
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	CMA
Security Exchange Name	NYSE
Series B Preferred Stock
Cover Page [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	CMA PrB
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	CMA PrB
Security Exchange Name	NYSE